INVESTMENT IN AFFILIATE	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
NOTE 6:- INVESTMENT IN AFFILIATE

a.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2012, the Company held 48.8% of the share capital in Pointer Brazil.

b.	In October 2013, the Company acquired the remaining 51.2% of the share capital in Pointer Brazil, and since then it is a wholly-owned subsidiary (see note 1f.)